Commitments and Contingencies (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 01, 2022	Aug. 01, 2022	Oct. 31, 2022	May 31, 2019	Sep. 30, 2018	Jul. 31, 2017	Mar. 26, 2023	Dec. 31, 2022	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total order costs to purchase equipment, molds and component parts for research and development								$ 609,953
Progress payments								209,678
Mr. Blackman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Bonuses									$ 250,000
Mr. Blackman [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:PaymentForBonuses]							$ 65,000
Royalty Agreement [Member] | Barry Berler [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				2.00%	2.00%	4.00%
Single payment obligation					$ 500,000
Employment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 320,000	$ 256,000
Annual compensation								225,000
Payment for incentive fee								$ 18,750
Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Initial fee			$ 90,000
Monthly fee			$ 12,500
Shares of restricted common stock			200,000
Value of digital marketing activities			$ 300,000
Value of restricted common stock			$ 230,000